Earnings Per Share - Schedule of Earnings Per Share for Loss from Continuing Operations (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Basic net loss per share
Loss after income tax attributable to the owners of NOVONIX Limited, Basic	$ (28,098,747)	$ (31,047,824)
Diluted net loss per share
Loss after income tax attributable to the owners of NOVONIX Limited, Diluted	$ (28,098,747)	$ (31,047,824)